Related party transactions - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 147	€ 149	€ 140
Amounts affecting cost of sales	(4,543)	(4,427)	(3,964)
Amounts affecting operating expenses	26	4	25
Amounts affecting finance costs, net	1	2	4
Total net amount affecting the consolidated income statement	(4,369)	(4,272)	€ (3,795)
Amounts due from TCCC	92	76
Amounts payable to TCCC	€ 289	€ 320